Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 173,791	$ 57,771	$ 94,474